Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders
Schedule of Warrant Activity

A summary of the Company’s non-qualified stock option activity is as follows:

	Total Options	Weighted Average Exercise Price Per Share	Total Weighted Average Remaining Contractual Life
Options outstanding, December 31, 2023	2,394,415	$1.48	8.14
Granted	765,000	2.55	-
Exercised	-	-	-
Forfeited	(179,555)	1.50	-
Expired	-	-	-
Options outstanding, December 31, 2024	2,979,860	$1.72	7.78
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,000)	2.55	-
Expired	-	-	-
Options outstanding, December 31, 2025	2,969,860	$1.72	6.77
Options exercisable, December 31, 2025	2,585,902	$1.63	6.58

Schedule of Compensation Expense Stock Option Awards	The service period is generally the vesting period. The following assumptions were used to calculate share-based compensation expense for years ended December 31, 2025 and 2024:
2025
Exercise price	$2.55
Share price	$4.81
Volatility	79.5% - 80.1
Risk-free interest rate	3.6% - 5.48
Dividend yield	0.0
Expected term	5.0 to 6.1 years

Schedule of Warrant Activity

A summary of the Company’s warrant activity is as follows:

	Warrants	Weighted Average Exercise Price Per Share	Total Weighted Average Remaining Contractual Life
Warrants outstanding, December 31, 2023	47,093	$1.56	2.70
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired	(31,997)	0.01	-
Warrants outstanding, December 31, 2024	15,096	$4.84	6.02
Granted	64,669	8.01	1.62
Exercised	-	-	-
Forfeited/Expired	(14,799)	4.84	-
Warrants outstanding, December 31, 2025	64,966	7.99	1.51
Warrants exercisable, December 31, 2025	64,966	$7.99	1.51

Schedule of Warrant Values

The following assumptions were used to calculate the warrant values:

2025
Exercise price	$8.00 - $8.16
Share price	$11.42
Volatility	72.6% - 77.7
Risk-free interest rate	3.69% - 3.90%
Dividend yield	0.0
Expected term	1.4 to 5.0 years